Other income and expense	12 Months Ended
Dec. 31, 2020
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Other income and expense

6.    Other income and expense

Recognized in the statement of profit or loss:

	2020	2019	2018
Gain on sale of fixed assets	23,950	47,169	43,727
Gain on modification of lease contract	13,840	1,484	—
Non-interest income from banks	12,245	2,477	5,996
Rent income	8,839	6,522	4,637
Gain on sale of investments	—	—	110,308
Other	37,711	83,053	76,767
Other income	96,585	140,705	241,435

Litigation expenses	(387,352)	(303,879)	(87,099)
Donation expenses	(60,778)	—	(176,321)
Supplementary contributions to retailers	(46,804)	—	—
Subscriber returns	(22,722)	—	—
Restructuring cost	(13,051)	(91,710)	(9,840)
Other	(89,128)	(91,706)	(108,322)
Other expense	(619,835)	(487,295)	(381,582)